Cash and Cash Equivalents (Details)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Description of short term deposit	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.